AT THE MARKET OFFERING (Details) (USD $)	12 Months Ended		2 Months Ended	12 Months Ended	0 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Jun. 30, 2013 Sales Agency Agreement [Member] Sandler O Neill And Partners L P [Member]	Sep. 30, 2014 Sales Agency Agreement [Member] Sandler O Neill And Partners L P [Member]	May 07, 2013 Sales Agency Agreement [Member] Sandler O Neill And Partners L P [Member] Maximum [Member]
At the market offering
Aggregate gross sales price of shares of common stock that may be sold under the agreement					$ 10,000,000
Aggregate number of shares of common stock (in shares)	604,542	13,653	13,653	0
Weighted average price (in dollar per share)			$ 10.60
Proceeds from issuance of common stock, net of commissions			140,000	0
Commissions			$ 4,000